Shareholders' equity - Summary of Preferred Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Preferred dividends paid	$ 169	$ 169	$ 175
Series A Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,055.55	$ 4,055.55	$ 4,055.55
Preferred dividends paid	$ 20	$ 20	$ 20
Series C Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	0.025%
Dividend paid per share (usd per share)	$ 5,200.00	$ 5,200.00	$ 5,200.00
Preferred dividends paid	$ 31	$ 31	$ 31
Series D Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,500.00	$ 4,500.00	$ 4,500.00
Preferred dividends paid	$ 22	$ 22	$ 22
Series E Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,950.00	$ 4,950.00	$ 4,950.00
Preferred dividends paid	$ 50	$ 50	$ 50
Series F Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Depositary shares per share	1.00%
Dividend paid per share (usd per share)	$ 4,625.00	$ 4,625.00	$ 5,254.51
Preferred dividends paid	$ 46	$ 46	$ 52